LEASE RIGHTOFUSE ASSETS AND LEASE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
LEASE RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
Schedule Of Financial Right of Use of Asset
	November 30, 2022	August 31, 2022
Finance Lease	$94,237	$94,237
Less accumulated depreciation	(22,176)	(18,018)
Finance lease, net	$72,061	$76,219

	August 31, 2022	August 31, 2021
Finance Lease	$94,237	$94,237
Less accumulated depreciation	(18,018)	(1,386)
Finance lease, net	$76,219	$92,851

Schedule of Finance lease liabilities
	November 30, 2022	August 31, 2022
Finance lease liability	$70,728	$75,651
Less: current portion	(13,564)	(18,487)
Long term portion	$57,164	$57,164

	August 31, 2022	August 31, 2021
Finance lease liability	$75,651	$92,851
Less: current portion	(18,487)	(17,086)
Long term portion	$57,164	$75,765

Schedule of Maturity of lease liabilities
November 30, 2022
Year ending August 31, 2023	$16,417
Year ending August 31, 2024	21,340
Year ending August 31, 2025	21,340
Year ending August 31, 2026	19,562
Total future minimum lease payments	78,659
Less imputed interest	(7,931)
PV of payments	$70,728

August 31, 2022
Year ending August 31, 2023	$21,340
Year ending August 31, 2024	21,340
Year ending August 31, 2025	21,340
Year ending August 31, 2026	19,562
Total future minimum lease payments	83,582
Less imputed interest	(7,931)
PV of payments	$75,651